American Beacon Small Cap Value Fund
American Beacon International Equity Fund

Supplement dated September 16, 2015
to the
Prospectuses dated February 27, 2015
The information below supplements the Prospectuses dated February 27, 2015 and is in addition to any other supplement(s):
E. Clifton Hoover is no longer a portfolio manager for the American Beacon Small Cap Value Fund and Kevin Durkin is no longer a portfolio manager for the American Beacon International Equity Fund. Accordingly, all references to Messrs. Hoover and Durkin in the Prospectuses are deleted.

****************************************************************************************
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

American Beacon Small Cap Value Fund
American Beacon International Equity Fund

Supplement dated September 16, 2015
to the
Statement of Additional Information dated February 27, 2015
The information below supplements the Statement of Additional Information dated February 27, 2015 and is in addition to any other supplement(s):

E. Clifton Hoover is no longer a portfolio manager for the American Beacon Small Cap Value Fund and Kevin Durkin is no longer a portfolio manager for the American Beacon International Equity Fund. Accordingly, in the "Portfolio Managers" section, all references to Messrs. Hoover and Durkin are deleted.

********************************************************************************************************

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE